Debt - Schedule of Debt Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt	$ 678.3	$ 1,132.3
Less unamortized discount on Term Debt	1.7	0.9
Less unamortized debt issuance costs on Senior Notes and Term Debt	6.3	11.6
Less current portion of long-term debt	6.8
Long-term debt, less current portion	663.5	1,119.8
Term Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 678.3	657.3
Senior Notes [Member]
Debt Instrument [Line Items]
Total debt		$ 475.0